Employee Benefit Plans - Schedule of Reconciliation to Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 117	$ 14
Net prior service credit	0	0
Total	117	14
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(16)	(14)
Net prior service credit	(25)	(3)
Total	$ (41)	$ (17)